Nuveen Core Plus Impact Fund
Portfolio of Investments September 30, 2023
(Unaudited)
NPCT
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 154.6%  (99.2% of Total Investments)
X –
CORPORATE BONDS - 90.6% (58.1% of Total Investments) X 306,965,836
Automobiles & Components - 5.0%
$ 4,000 Dana Inc 4.250% 9/01/30 $ 3,210,400
3,510 Ford Motor Co 3.250% 2/12/32 2,705,029
15,300 (b) Harley-Davidson Inc 4.625% 7/28/45 11,090,459
Total Automobiles & Components 17,005,888
Banks - 12.9%
5,000 Citigroup Inc 2.014% 1/25/26 4,721,509
17,000 Intesa Sanpaolo SpA, 144A 4.950% 6/01/42 10,541,307
3,583 JPMorgan Chase & Co 0.768% 8/09/25 3,412,750
5,000 Lloyds Banking Group PLC 4.976% 8/11/33 4,437,135
10,000 (b) Standard Chartered PLC, 144A 5.300% 1/09/43 8,120,563
15,000 UniCredit SpA, 144A 5.459% 6/30/35 12,574,563
Total Banks 43,807,827
Capital Goods - 4.1%
5,800 (b) GATX Corp 3.100% 6/01/51 3,358,934
5,000 Mueller Water Products Inc, 144A 4.000% 6/15/29 4,354,528
5,000 Sociedad de Transmision Austral SA, 144A 4.000% 1/27/32 4,223,296
2,305 YMCA of Greater New York 5.021% 8/01/38 1,934,689
Total Capital Goods 13,871,447
Commercial & Professional Services - 0.5%
2,040 New York Public Library Astor Lenox & Tilden Foundations/
The
4.305% 7/01/45 1,596,859
Total Commercial & Professional Services 1,596,859
Consumer Discretionary Distribution & Retail - 1.7%
10,000 Nordstrom Inc 5.000% 1/15/44 5,901,000
Total Consumer Discretionary Distribution & Retail 5,901,000
Consumer Durables & Apparel - 1.5%
5,000 EUR Arcelik AS , Reg S 3.000% 5/27/26 4,889,190
Total Consumer Durables & Apparel 4,889,190
Consumer Services - 1.6%
6,160 YMCA of Greater New York 2.303% 8/01/26 5,533,453
Total Consumer Services 5,533,453
Diversified Financials - 1.4%
5,400 EUR Power Finance Corp Ltd 1.841% 9/21/28 4,758,063
Total Diversified Financials 4,758,063
Energy - 3.5%
15,000 (b) Santos Finance Ltd, 144A 3.649% 4/29/31 11,984,424
Total Energy 11,984,424
Equity Real Estate Investment Trusts (REITs) - 4.3%
9,915 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.375% 6/15/26 8,812,782
2,000 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.750% 9/15/30 1,530,539
2,000 Host Hotels & Resorts LP 2.900% 12/15/31 1,537,121
3,000 Scentre Group Trust 2, 144A 5.125% 9/24/80 2,503,924
Total Equity Real Estate Investment Trusts (REITs) 14,384,366

Nuveen Core Plus Impact Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

NPCT
Principal
Amount (000)   Description (a) Coupon Maturity Value
Financial Services - 6.0%
$ 9,000 Banco BTG Pactual SA/Cayman Islands, 144A 2.750% 1/11/26 $ 8,229,378
2,400 Community Preservation Corp/The 2.867% 2/01/30 1,995,186
5,745 Starwood Property Trust Inc, 144A 3.625% 7/15/26 5,094,522
5,710 Starwood Property Trust Inc, 144A 4.375% 1/15/27 4,980,556
Total Financial Services 20,299,642
Materials - 6.0%
1,550 Cemex SAB de CV, 144A 9.125% 12/30/49 1,613,558
5,000 LG Chem Ltd, 144A 2.375% 7/07/31 3,896,732
5,000 LYB International Finance III LLC 3.800% 10/01/60 3,061,479
8,108 Star Energy Geothermal Wayang Windu Ltd, 144A 6.750% 4/24/33 7,780,861
5,000 Teck Resources Ltd 5.200% 3/01/42 4,084,212
Total Materials 20,436,842
Media & Entertainment - 1.8%
10,000 Discovery Communications LLC 4.000% 9/15/55 5,999,722
Total Media & Entertainment 5,999,722
Real Estate Management & Development - 0.5%
2,250 EUR GTC Aurora Luxembourg SA , Reg S 2.250% 6/23/26 1,573,812
Total Real Estate Management & Development 1,573,812
Technology Hardware & Equipment - 3.3%
5,000 SK Battery America Inc , Reg S 2.125% 1/26/26 4,467,357
10,000 Vodafone Group PLC 5.125% 6/04/81 6,784,878
Total Technology Hardware & Equipment 11,252,235
Telecommunication Services - 0.8%
5,000 Verizon Communications Inc 2.987% 10/30/56 2,775,470
Total Telecommunication Services 2,775,470
Transportation - 2.8%
5,000 Delta Air Lines 2019-1 Class AA Pass Through Trust2020 A 3.204% 4/25/24 4,917,788
7,000 Norfolk Southern Corp 4.100% 5/15/21 4,547,704
Total Transportation 9,465,492
Utilities - 32.9%
1,750 AES Corp/The 2.450% 1/15/31 1,345,865
6,270 Atlantica Sustainable Infrastructure PLC, 144A 4.125% 6/15/28 5,409,863
15,000 (b) Brooklyn Union Gas Co/The, 144A 4.273% 3/15/48 10,417,159
5,100 Clearway Energy Operating LLC, 144A 3.750% 1/15/32 3,964,638
7,050 Colbun SA, 144A 3.150% 1/19/32 5,690,399
2,244 Consolidated Edison Co of New York Inc 4.300% 12/01/56 1,648,814
5,000 EUR EDP - Energias de Portugal SA 1.875% 3/14/82 4,043,982
7,956 India Cleantech Energy2021 1, 144A 4.700% 8/10/26 6,893,874
6,650 Interchile SA, 144A 4.500% 6/30/56 4,996,399
6,616 Inversiones Latin America Power Ltda, 144A 5.125% 6/15/33 3,456,639
2,000 Leeward Renewable Energy Operations LLC, 144A 4.250% 7/01/29 1,644,114
7,330 Liberty Utilities Finance GP 1, 144A 2.050% 9/15/30 5,651,212
7,000 Pattern Energy Operations LP / Pattern Energy Operations
Inc, 144A
4.500% 8/15/28 6,079,499
2,667 Solar Star Funding LLC, 144A 5.375% 6/30/35 2,498,007
13,000 (b) Southern California Edison Co 3.650% 6/01/51 8,627,276
4,000 Southern Co Gas Capital Corp 3.150% 9/30/51 2,370,279
5,000 Star Energy Geothermal Darajat II / Star Energy Geothermal
Salak, 144A
4.850% 10/14/38 4,259,159
8,075 Sunnova Energy Corp, 144A 5.875% 9/01/26 6,921,082
9,695 Sweihan PV Power Co PJSC2022 1, 144A 3.625% 1/31/49 7,501,777
4,255 Topaz Solar Farms LLC, 144A 5.750% 9/30/39 3,932,471

Principal
Amount (000)   Description (a) Coupon Maturity Value
Utilities (continued)
$ 9,548 Topaz Solar Farms LLC, 144A 4.875% 9/30/39 $ 8,582,653
5,800 Vena Energy Capital Pte Ltd , Reg S 3.133% 2/26/25 5,494,943
Total Utilities 111,430,104
Total Corporate Bonds
(cost $406,262,807) 306,965,836
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 22.6%
(14.5% of Total Investments) X 76,621,493
Banks - 6.6%
$ 10,375 Banco Nacional de Comercio Exterior SNC/Cayman Islands,
144A
2.720% 8/11/31 $ 8,558,986
4,250 Citigroup Inc 4.150% N/A (c) 3,401,619
3,250 JPMorgan Chase & Co 3.650% N/A (c) 2,836,723
10,195 PNC Financial Services Group Inc/The 3.400% N/A (c) 7,541,991
Total Banks 22,339,319
Capital Goods - 3.1%
12,000 Air Lease Corp 4.650% N/A (c) 10,567,664
Total Capital Goods 10,567,664
Financial Services - 1.7%
7,200 American Express Co 3.550% N/A (c) 5,716,721
Total Financial Services 5,716,721
Insurance - 4.2%
15,000 (b) Swiss Re Finance Luxembourg SA, 144A 5.000% 4/02/49 14,055,000
Total Insurance 14,055,000
Utilities - 7.0%
5,000 Algonquin Power & Utilities Corp 4.750% 1/18/82 4,075,000
2,500 CMS Energy Corp 4.750% 6/01/50 2,132,650
2,500 CMS Energy Corp 3.750% 12/01/50 1,877,625
8,000 EUR Engie SA , Reg S 1.875% N/A (c) 6,406,935
4,600 Sempra 4.125% 4/01/52 3,720,843
5,000 Southern Co/The 3.750% 9/15/51 4,360,986
1,500 Vistra Corp, 144A 7.000% N/A (c) 1,368,750
Total Utilities 23,942,789
Total $1,000 Par (or similar) Institutional Preferred
(cost $95,768,686) 76,621,493
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
MORTGAGE-BACKED SECURITIES - 18.3% (11.7% of Total Investments) X 61,879,290
6,500 (d) Alen Mortgage Trust, (TSFR1M reference rate + 4.114%
spread), 2021 ACEN, 144A
9.447% 4/15/34 $ 3,382,834
5,000 (d) BAMLL Commercial Mortgage Securities Trust 2021-JACX,
(TSFR1M reference rate + 3.864% spread), 2021 JACX,
144A
9.197% 9/15/38 4,014,434
4,000 BBCMS Mortgage Trust 2020-C6, 2020 C6, 144A 3.811% 2/15/53 2,540,463
3,840 Benchmark 2019-B10 Mortgage Trust, 2019 B10, 144A 4.029% 3/15/62 2,444,681
7,887 COMM 2020-CX Mortgage Trust, 2020 CX, 144A 2.773% 11/10/46 4,917,614
45,881 Freddie Mac Multifamily ML Certificates, 2021 ML12, (I/O) 1.303% 7/25/41 4,376,075
28,334 Freddie Mac Multifamily ML Certificates, 2021 ML10, (I/O) 2.127% 1/25/38 4,298,604
64,977 Freddie Mac Multifamily ML Certificates, 2021 ML11, (I/O),
144A
0.770% 3/25/38 3,502,926

Nuveen Core Plus Impact Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

NPCT
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
MORTGAGE-BACKED SECURITIES (continued)
$ 680 Hudson Yards 2016-10HY Mortgage Trust, 2016 10HY, 144A 2.835% 8/10/38 $ 614,479
2,500 Hudson Yards Mortgage Trust, 2019 55HY, 144A 3.041% 12/10/41 1,719,835
5,000 J.P. Morgan Chase Commercial Mortgage Securities Trust
2018-AON, 2018 AON, 144A
4.767% 7/05/31 1,069,206
10,000 MFT Trust 2020-ABC, 2020 ABC, 144A 3.593% 2/10/42 4,078,263
700 (d) Natixis Commercial Mortgage Securities Trust, (TSFR1M
reference rate + 3.579% spread), 2019 MILE, 144A
8.912% 7/15/36 501,894
5,661 (d) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 2.829% spread), 2019 MILE, 144A
8.162% 7/15/36 4,338,934
7,420 NYC Commercial Mortgage Trust 2021-909, 2021 909,
144A
3.312% 4/10/43 3,425,719
3,860 SLG Office Trust, 2021 OVA, 144A 2.851% 7/15/41 2,682,436
80,369 SLG Office Trust, 2021 OVA, 144A 0.258% 7/15/41 1,138,805
8,000 SLG Office Trust 2021-OVA, 2021 OVA, 144A 2.851% 7/15/41 5,385,464
3,500 SUMIT 2022-BVUE Mortgage Trust, 2022 BVUE, 144A 2.989% 2/12/41 2,082,104
7,000 VNDO Trust, 2016 350P, 144A 4.033% 1/10/35 5,364,520
Total Mortgage-Backed Securities
(cost $97,135,023) 61,879,290
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
SOVEREIGN DEBT - 6.2% (4.0% of Total Investments) X 21,142,652
Benin - 2.1%
$ 10,000 EUR Benin Government International Bond ,
144A
4.950% 1/22/35 $ 7,242,797
Total Benin 7,242,797
Chile - 1.0%
5,000 Chile Government International Bond 3.100% 5/07/41 3,393,243
Total Chile 3,393,243
Egypt - 0.6%
2,500 Egypt Government International Bond ,
144A
5.250% 10/06/25 1,918,270
Total Egypt 1,918,270
Mexico - 1.9%
5,000 EUR Mexico Government International Bond 2.250% 8/12/36 3,709,380
3,150 Mexico Government International Bond 4.875% 5/19/33 2,822,586
Total Mexico 6,531,966
Panama - 0.6%
2,723 UEP Penonome II SA , 144A 6.500% 10/01/38 2,056,376
Total Panama 2,056,376
Total Sovereign Debt
(cost $30,876,030) 21,142,652
Shares   Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 5.9% (3.8% of Total
Investments) X 19,843,036
Capital Goods - 1.4%
269,000 Triton International Ltd 5.750% $ 4,893,110
Total Capital Goods 4,893,110
Financial Services - 1.4%
300,000 Affiliated Managers Group Inc 4.200% 4,602,000
Total Financial Services 4,602,000

Shares   Description (a) Coupon Value
Real Estate Management & Development - 0.3%
77,904 Brookfield Property Partners LP 5.750% $ 992,497
Total Real Estate Management & Development 992,497
Utilities - 2.8%
100,426 Brookfield Infrastructure Partners LP 5.125% 1,751,429
200,000 Brookfield Renewable Partners LP 5.250% 3,640,000
200,000 CMS Energy Corp 4.200% 3,964,000
Total Utilities 9,355,429
Total $25 Par (or similar) Retail Preferred
(cost $28,938,056) 19,843,036
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED SECURITIES - 4.2% (2.7% of Total Investments) X 14,386,772
$ 1,000 Frontier Issuer LLC, 2023 1, 144A 11.500% 8/20/53 $ 964,011
1,000 Frontier Issuer LLC, 2023 1, 144A 8.300% 8/20/53 947,284
2,147 GoodLeap Sustainable Home Solutions Trust 2021-3, 2021
3CS, 144A
3.500% 5/20/48 1,402,929
2,311 GoodLeap Sustainable Home Solutions Trust 2021-4, 2021
4GS, 144A
3.500% 7/20/48 1,666,802
5,148 (e) Mosaic Solar Loan Trust, 2020 1A, 144A 0.000% 4/20/46 3,635,831
4,590 (e) Mosaic Solar Loan Trust, 2019 2A, 144A 0.000% 9/20/40 1,791,771
1,600 Tesla Auto Lease Trust, 2021 A, 144A 1.020% 3/20/25 1,588,273
2,500 Tesla Auto Lease Trust 2021-B, 2021 B, 144A 1.320% 9/22/25 2,389,871
Total Asset-Backed Securities
(cost $17,935,271) 14,386,772
Principal
Amount (000) Description (a)
Optional Call
Provisions (f) Value
X –
MUNICIPAL BONDS - 3.3% (2.1% of Total Investments) X 11,127,775
Arizona - 0.2%
$ 810 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, KIPPC NYC Public Charter Schools - Gerard Facility Project, Series
2021C, 3.250%, 7/01/31
No Opt. Call $ 678,340
Total Arizona 678,340
District of Columbia - 0.1%
254 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Taxable Senior Lien Green Series 2014A, 4.814%, 10/01/14
No Opt. Call 217,088
Total District of Columbia 217,088
Indiana - 0.0%
235 Fort Wayne, Indiana Economic Development, Solid Waste Facility
Revenue Bonds, Do Good Foods LLC Fort Wayne, Taxable Series 2022A-2,
10.750%, 12/01/29
No Opt. Call 23
Total Indiana 23
Michigan - 1.4%
City of Detroit, Michigan, General Obligation Bonds, Series 2021
:
1,000 2.960%, 4/01/27 No Opt. Call 868,777
500 3.110%, 4/01/28 No Opt. Call 420,681
2,245 3.244%, 4/01/29 No Opt. Call 1,830,972
425 3.344%, 4/01/30 No Opt. Call 335,334
1,575 Detroit, Wayne County, Michigan, General Obligation Bonds, Taxable
Series 2021B, 3.644%, 4/01/34
4/31 at 100.00 1,157,494
Total Michigan 4,613,258

Nuveen Core Plus Impact Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

NPCT
Principal
Amount (000) Description (a)
Optional Call
Provisions (f) Value
Montana - 0.3%
$ 1,000 County of Gallatin, Montana, Series 2022, 11.500%, 9/01/27, 144A 9/25 at 103.00 $ 1,046,021
Total Montana 1,046,021
New York - 1.3%
5,300 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Taxable Green Climate Certified Series 2020C-2, 5.175%,
11/15/49
No Opt. Call 4,573,045
Total New York 4,573,045
Total Municipal Bonds
(cost $15,204,057) 11,127,775
Principal
Amount (000) Description (a)
Coupon
(g)
Reference
Rate (g) Spread (g) Maturity (h) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 3.2% (2.1% of Total
Investments) (g) X 10,921,446
Commercial & Professional Services - 2.9%
$ 10,391 Liberty Tire Recycling Holdco,
LLC, Term Loan
9.931% 1 + 3-Month
LIBOR
4.500% 5/07/28 $ 9,851,107
Total Commercial & Professional Services 9,851,107
Utilities - 0.3%
1,072 ExGen Renewables IV, LLC,
Term Loan
8.184% SOFR90A 2.500% 12/15/27 1,070,339
Total Utilities 1,070,339
Total Variable Rate Senior Loan Interests
(cost $11,426,710) 10,921,446
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.3% (0.2% of
Total Investments) X 944,844
$ 1,000 United States Treasury Note/Bond 3.875% 8/15/33 $ 944,844
Total U.S. Government and Agency Obligations
(cost $973,902) 944,844
Total Long-Term Investments
(cost $704,520,542) 523,833,144
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.2% (0.8% of Total Investments)
X –
REPURCHASE AGREEMENTS - 1.2% (0.8% of Total Investments) X 4,300,000
$ 4,300 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/23, repurchase price $4,301,892,
collateralized by $5,505,500, U.S. Treasury Bond, 3.375%,
due 11/15/48, value $4,386,045
5.280% 10/02/23 $ 4,300,000
Total Repurchase Agreements
(cost $4,300,000) 4,300,000
Total Short-Term Investments
(cost $4,300,000) 4,300,000
Total Investments (cost $708,820,542 ) - 155.8% 528,133,144
Borrowings - (31.1)% (i),(j) (105,500,000)
Reverse Repurchase Agreements, including accrued interest
- (13.6)%(k) (46,111,252)
TFP Shares, Net - (20.6)%(l) (69,670,710)
Other Assets & Liabilities, Net -  9.5% 32,038,135
Net Assets Applicable to Common Shares - 100% $ 338,889,317

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Forward Foreign Currency Contracts
Currency Purchased
Notional
Amount
(Local
Currency)
Currency
Sold
Notional
Amount
(Local
Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
U.S. Dollar 7,649,226 Euro 6,858,671 Barclays Bank PLC 10/13/23 $ 394,946
Cross Currency Swaps - OTC Uncleared
Counterparty
Terms of payments
to be paid
Terms of payments
to be received Currency
Maturity
Date
Notional
Amount
(Local
Currency) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citibank N.A. Fixed annual 2.250% Fixed semi-annual
3.562%
USD
EUR
6/23/26 2,725,875
2,250,000
$ 360,510 $ 25,226
$ 335,284
Citibank N.A. Fixed semi-annual
1.875%
Fixed annual 3.472% USD
EUR
7/02/31 5,904,500
5,000,000
818,845 16,206
802,639
Citibank N.A. Fixed semi-annual
1.875%
Fixed annual 3.493% USD
EUR
7/02/31 3,543,900
3,000,000
497,653 (7,036)
504,689
Citibank N.A. Fixed semi-annual
2.250%
Fixed annual 3.775% USD
EUR
8/12/36 5,909,000
5,000,000
924,080 12,317
911,763
JPMorgan Chase Bank,
N.A.
Fixed semi-annual
1.875%
Fixed annual 3.431% USD
EUR
6/14/29 5,905,000
5,000,000
708,801 (3,275)
712,076
Morgan Stanley Capital
Services LLC
Fixed semi-annual
3.000%
Fixed annual 4.330% USD
EUR
5/27/26 6,088,500
5,000,000
862,804 4,250
858,554
Morgan Stanley Capital
Services LLC
Fixed semi-annual
1.841%
Fixed annual 3.337% USD
EUR
9/21/28 6,376,320
5,400,000
725,333 (3)
725,336
Total
$ 4,898,026 $ 47,685
$ 4,850,341

Nuveen Core Plus Impact Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

NPCT
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 306,965,836 $ – $ 306,965,836
$1,000 Par (or similar) Institutional
Preferred – 76,621,493 – 76,621,493
Mortgage-Backed Securities – 61,879,290 – 61,879,290
Sovereign Debt – 21,142,652 – 21,142,652
$25 Par (or similar) Retail Preferred 19,843,036 – – 19,843,036
Asset-Backed Securities – 8,959,170 5,427,602 14,386,772
Municipal Bonds – 11,127,775 – 11,127,775
Variable Rate Senior Loan Interests – 10,921,446 – 10,921,446
U.S. Government and Agency Obligations – 944,844 – 944,844
Short-Term Investments:
Repurchase Agreements – 4,300,000 – 4,300,000
Investments in Derivatives:
Forward Foreign Currency Contracts* – 394,946 – 394,946
Cross Currency Swaps* – 4,850,341 – 4,850,341
Total
$ 19,843,036 $ 508,107,793 $ 5,427,602 $ 533,378,431
* Represents net unrealized appreciation (depreciation).
Level 3
Core Plus Impact Fund
Asset-Backed
Securities
Balance at the beginning of period $-
Gains (losses): -
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) -
Purchases at cost -
Sales at proceeds -
Net discounts (premiums) -
Transfers into 5,427,602
Transfers (out of) -
Balance at the end of period $5,427,602
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(189,020)
Fund Asset Class Market Value Techniques Unobservable Inputs Range
NPCT Asset-Backed Securitie s 5,427,602 Third Party Vendor Broker Quote $39.04 - $70.62
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Asset-Backed
Securiites $- $- $- $- $5,427,602 $-

Principal denominated in U.S. Dollars, unless otherwise noted.
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $57,353,429 have been pledged as collateral for reverse repurchase agreements.
(c) Perpetual security. Maturity date is not applicable.
(d) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(g) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(h) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(i) Borrowings as a percentage of Total Investments is 20.0%.
(j) The Fund may pledge up to 100% of its eligible investment (excluding any investments pledged as collateral to specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(k) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 8.7%.
(l) TFP Shares, Net as a percentage of Total Investments is 13.2%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
EUR Euro
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month